Revenue From Contract With Customers - Summary of Changes in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Air traffic liability [member]
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	$ 471,676	$ 477,168	$ 399,796
Deferred of revenue	2,514,601	2,537,772	2,511,970
Recognition of revenue	(2,488,903)	(2,543,264)	(2,434,598)
Balance at end of year	497,374	471,676	477,168
Frequent flyer liability [member]
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	67,814	50,312	36,682
Deferred of revenue	43,938	37,575	23,061
Recognition of revenue	(31,426)	(20,073)	(9,431)
Balance at end of year	80,326	67,814	50,312
Current	35,120	30,342	17,197
Non-current	$ 45,206	$ 37,472	$ 33,115